INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry-forwards	$ 34,234	$ 23,750
Capital losses carry-forwards	35	58
Research and development expenses	13,923	19,818
Tax credit carry-forwards	94	63
Depreciation difference	1,434	1,163
Accrued employees costs	1,801	1,122
Other	567	731
Deferred tax assets before valuation allowance	52,088	46,705
Valuation allowance	(45,094)	(46,521)
Deferred tax asset, net	6,994	184
Deferred tax liabilities:
Fixed assets	481	9
Intangible assets	6,214	625
Other	278
Deferred tax liabilities	6,973	634
Long term receivables [Member]
Deferred tax assets:
Deferred tax asset, net	772	184
Long term liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities	$ 764	$ 634